Leases - Schedule Of Net Investment In sale Type Lease Receivable (Detail) - Factory [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Jan. 31, 2024	Dec. 31, 2023
Lessor, Lease, Description [Line Items]
Total minimum lease payments receivable	¥ 231,621		¥ 240,023
Less: Unearned income	(45,796)		(51,541)
Unguaranteed residuals	29,998		27,736
Net investment in lease payments receivable	215,823	¥ 4,477	216,218
Current portion	11,388		11,100
Non-current portion	¥ 204,435		¥ 205,118